Suppliers and contractors (Policies)	12 Months Ended
Dec. 31, 2022
Suppliers And Contractors
The Company assesses whether the payment term extension arrangement substantially modifies the original liability based on qualitative and quantitative aspects

The Company assesses whether the payment term extension arrangement substantially modifies the original liability based on qualitative and quantitative aspects. If the original liability has been substantially modified, the Company derecognizes the original liability (suppliers) and recognizes a new financial liability (other financial liabilities), any gain/loss is recognized in income statement. If the original liability has not been substantially modified, the original liability (suppliers) remains.